Deferred Finace Charges, Net	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Deferred Finace Charges Net [Text Block]

6. Deferred Finance Charges, Net

Deferred finance charges are comprised of the following:
Balance, January 1, 2010	677
Additions	519
Write-off	(127)
Amortization expense	(139)
Balance, December 31, 2010	$930
Additions	5,949
Write-off	(60)
Amortization expense	(593)
Balance, December 31, 2011	$6,226